INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

13. INCOME TAXES

The Company has $8,408,956 in non-capital losses in Canada that relate to discontinued operations. These losses may be applied against future taxable income within KIQ X, if any, and expire between 2039 and 2044. The Company has $728,548 in non-capital losses in the US that may be applied against future taxable income.

The tax effect items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Deferred income tax assets
Non-capital loss carry-forwards	$386,876	$328,375
Non-capital loss carry-forwards	(276,091)	(8,082)
Deferred income tax assets	$110,785	$320,293
Excess of carrying value over tax value of property, plant and equipment	$(110,785)	$(320,293)
Deferred income tax liability	$(110,785)	$(320,293)
Net deferred tax asset (liability)	$-	$-

Significant unrecognized tax benefits and unused tax losses for which no deferred tax assets is recognized as of December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Non-capital losses carried forward	$2,631,428	$2,138,912
Intangible assets	235,980	118,287
Lease liability	31,294	4,669
Unrecognized deductible temporary differences	$2,898,702	$2,261,868

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate to loss before income taxes as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Loss before income taxes	$(4,622,297)	$(2,101,886)	$(1,355,417)
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory tax rate	(1,248,020)	(567,509)	(365,963)
Items not deductible for income tax purposes	413,516	263,791	34,640
Under provision of taxes in prior years	63,706	(174,600)	49,298
Change in timing differences	79,743	242,678	234,499
Impact of foreign exchange on tax assets and liabilities	59,914	(18,970)	44,097
Unused tax losses and tax offsets not recognized	847,064	399,572	147,036
Income tax expense	215,923	144,962	143,607
Texas margin tax and branch tax	20,530	25,513	22,424
Income tax expense	$236,453	$170,475	$166,031